CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 0.12	$ 0.12	$ 0.09
Allocation of ESOP shares	48,637	48,637	29,004
Treasury stock purchased			10,517
Purchase of shares by ESOP pursuant to reorganization, shares		392,670